Consolidated Statements Of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities
Net loss	$ (354,336)	$ (166,133)
Adjustments to reconcile net loss to net cash provided by operating activities:
Gain on derivative liability	(736)
Amortization of deferred financing costs	119
Destruction of inventory	13,519
Amortization of debt discount	11,790
Common stock issued for services	23,595
Changes in operating assets and liabilities:
Accounts receivable	(7,537)	(67,756)
Inventory	28,312	(232,165)
Prepaid expenses and deposits	(49,700)
Accounts payable and accrued liabilities	(279,579)	466,054
Net cash used for operating activities	(614,553)
Financing Activities
Repayments to related party	(66,063)
Proceeds from the issuance of debt	409,885
Payment of financing fees	(10,030)
Proceeds from sale of common stock	349,134
Net cash provided by financing activities	682,926
Increase in cash and cash equivalents	68,373
Cash and cash equivalents, beginning of period	13,469
Cash and cash equivalents, end of period	81,842
Supplementary cash flow information:
Cash paid on interest	21,089
Non-cash items:
Reclassification of debt to accrued interest	27,158
Debt discount from derivative liability	$ 10,504